Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000242720 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242720 | B52J816 | Airtac International Group
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242720 | B3FJBY3 | Jentech Precision Industrial Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242720 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242720 | BRJRZT4 | HD Hyundai Marine Solution Co
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242720 | BZBZYV7 | FNS Tech Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242720 | BSMS289 | Hon Precision, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242720 | 6431381 | Sporton International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242720 | BMDKGW4 | Rasan Information Technology Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242720 | BP91NP4 | Beijing Huafeng Test & Control
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242720 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242720 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242720 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242720 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242720 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242720 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242720 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242720 | China
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000242720 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000242720 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000242720 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000242720 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000242720 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242720 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242720 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242720 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242720 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242720 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242720 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242720 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242720 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242720 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242720 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242720 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242720 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242720 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242720 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000242720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000242720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000242720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242720 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242720 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242719 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242719 | B52J816 | Airtac International Group
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242719 | B3FJBY3 | Jentech Precision Industrial Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242719 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242719 | BRJRZT4 | HD Hyundai Marine Solution Co
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242719 | BZBZYV7 | FNS Tech Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242719 | BSMS289 | Hon Precision, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242719 | 6431381 | Sporton International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242719 | BMDKGW4 | Rasan Information Technology Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242719 | BP91NP4 | Beijing Huafeng Test & Control
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242719 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242719 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242719 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242719 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242719 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242719 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242719 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242719 | China
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000242719 | India
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000242719 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000242719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000242719 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000242719 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242719 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242719 | Apparel & Textile Products
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242719 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242719 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242719 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242719 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242719 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242719 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242719 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242719 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000242719 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242719 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242719 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242719 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000242719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000242719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000242719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242719 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242719 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242722 | B07DRZ5 | Recordati Industria Chimica e Farmaceutica SpA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242722 | 5161407 | Interpump Group SpA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242722 | 256677105 | Dollar General Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242722 | BH4DMW9 | Silergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242722 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242722 | BZ3ZYD7 | Hartadinata Abadi Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242722 | 7370063 | Melexis NV
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242722 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242722 | BD97P41 | X-Fab Silicon Foundries S.E. 144A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242722 | BVSYJW5 | B&M European Value Retail plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242722 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000242722 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242722 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242722 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242722 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242722 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242722 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242722 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242722 | Italy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000242722 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000242722 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000242722 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000242722 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242722 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242722 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242722 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000242722 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242722 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242722 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242722 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242722 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000242722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000242722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000242722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000242722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242722 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242722 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242722 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242722 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242722 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242722 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242722 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242722 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242722 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242723 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242723 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242723 | 7370063 | Melexis NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242723 | BQXP757 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242723 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242723 | 70339W104 | Pattern Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242723 | BD0F7H1 | Pinnacle Investment Management Group
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242723 | 45073V108 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242723 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242723 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242723 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242723 | India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242723 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242723 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242723 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242723 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000242723 | Italy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242723 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000242723 | United States
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000242723 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242723 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242723 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242723 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242723 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242723 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242723 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242723 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242723 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000242723 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000242723 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000242723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000242723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000242723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000242723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000242723 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000242723 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242723 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000242723 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242723 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242723 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000242723 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242723 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242723 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242724 | BZBZYV7 | FNS Tech Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | B286382 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242724 | BZ3ZYD7 | Hartadinata Abadi Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242724 | 70805E109 | Pennant Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242724 | BP9SCC5 | IPD Group Ltd/Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242724 | BDTM4F0 | AZOOM Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242724 | BYYY339 | Kogan.com Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242724 | BD96BJ5 | Vitec Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242724 | B7S3P15 | Charm Care Corp KK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242724 | 2418247 | BioSyent Inc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242724 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242724 | India
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242724 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242724 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242724 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000242724 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000242724 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242724 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000242724 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242724 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242724 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000242724 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242724 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242724 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242724 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242724 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242724 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242724 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242724 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000242724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000242724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000242724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000242724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000242724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242724 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242724 | Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242724 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000242724 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242724 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242724 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242724 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242724 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242724 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242724 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000242725 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242725 | 5161407 | Interpump Group SpA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242725 | 7370063 | Melexis NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242725 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242725 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242725 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242725 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242725 | 48282T104 | Kadant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242725 | BTCJ267 | Asker Healthcare Group AB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242725 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242725 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242725 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242725 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242725 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242725 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242725 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242725 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242725 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000242725 | United States
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000242725 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242725 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000242725 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000242725 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242725 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242725 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242725 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242725 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242725 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242725 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242725 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242725 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000242725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000242725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000242725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242725 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242725 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242725 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242725 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242725 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000242725 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242725 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242725 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242726 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242726 | 5161407 | Interpump Group SpA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242726 | 7370063 | Melexis NV
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242726 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242726 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242726 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242726 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242726 | 48282T104 | Kadant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242726 | BTCJ267 | Asker Healthcare Group AB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242726 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242726 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242726 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242726 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242726 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242726 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000242726 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242726 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242726 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000242726 | United States
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000242726 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242726 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000242726 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000242726 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242726 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242726 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242726 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242726 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242726 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242726 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242726 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242726 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000242726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000242726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000242726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242726 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242726 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242726 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000242726 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242726 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000242726 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242726 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242726 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242727 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242727 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242727 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242727 | BQXP757 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242727 | BD0F7H1 | Pinnacle Investment Management Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242727 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242727 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242727 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242727 | 55380K109 | M-Tron Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242727 | 0453659 | Advanced Medical Solutions Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242727 | India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242727 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242727 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242727 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242727 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242727 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242727 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000242727 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242727 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000242727 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242727 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242727 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242727 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242727 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242727 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242727 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242727 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242727 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000242727 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000242727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000242727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000242727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000242727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242727 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242727 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242727 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242727 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242727 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242727 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242727 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242727 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242727 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242728 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242728 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242728 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242728 | BQXP757 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242728 | BD0F7H1 | Pinnacle Investment Management Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242728 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242728 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242728 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242728 | 55380K109 | M-Tron Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242728 | 0453659 | Advanced Medical Solutions Group
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242728 | India
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242728 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242728 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000242728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000242728 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242728 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000242728 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242728 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000242728 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242728 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242728 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000242728 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242728 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242728 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242728 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242728 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242728 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000242728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000242728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000242728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000242728 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000242728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242728 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242728 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242728 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242728 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242728 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242728 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242728 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242728 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242728 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242728 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242730 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242730 | BRJRZT4 | HD Hyundai Marine Solution Co
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242730 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242730 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242730 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | 48282T104 | Kadant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242730 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242730 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242730 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242730 | BMWX9N6 | Lagercrantz Group A.B.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242730 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242730 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242730 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000242730 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242730 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242730 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000242730 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242730 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242730 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000242730 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242730 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242730 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242730 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000242730 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242730 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000242730 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242730 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242730 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242730 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000242730 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000242730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000242730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000242730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242730 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242730 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242730 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242730 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242730 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242730 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242730 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242730 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242730 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242730 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242729 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242729 | BRJRZT4 | HD Hyundai Marine Solution Co
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242729 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242729 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242729 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | 48282T104 | Kadant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242729 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242729 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242729 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242729 | BMWX9N6 | Lagercrantz Group A.B.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242729 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242729 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242729 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000242729 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000242729 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242729 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000242729 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242729 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242729 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000242729 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242729 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242729 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000242729 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000242729 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242729 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000242729 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242729 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242729 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242729 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000242729 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000242729 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000242729 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242729 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242729 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000242729 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242729 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242729 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242729 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242729 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242729 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242729 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242729 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242729 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242729 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242729 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242731 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242731 | 5161407 | Interpump Group SpA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242731 | 7370063 | Melexis NV
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242731 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242731 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242731 | BD0F7H1 | Pinnacle Investment Management Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242731 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242731 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242731 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242731 | 0427030 | Hill & Smith Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242731 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242731 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242731 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242731 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242731 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000242731 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242731 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242731 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242731 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242731 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000242731 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242731 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242731 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242731 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242731 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242731 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242731 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242731 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242731 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242731 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242731 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000242731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000242731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000242731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242731 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000242731 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242731 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242731 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242731 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242731 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242732 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242732 | 5161407 | Interpump Group SpA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242732 | 7370063 | Melexis NV
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242732 | 7399369 | Virbac S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242732 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242732 | BD0F7H1 | Pinnacle Investment Management Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242732 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242732 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242732 | BN3ZZ52 | Volution Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242732 | 0427030 | Hill & Smith Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242732 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242732 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000242732 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242732 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242732 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242732 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000242732 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242732 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000242732 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000242732 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000242732 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000242732 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242732 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242732 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242732 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242732 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242732 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242732 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242732 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242732 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242732 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242732 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000242732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000242732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242732 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000242732 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242732 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242732 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000242732 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242732 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242732 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242732 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242732 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242733 | BRJRZT4 | HD Hyundai Marine Solution Co
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242733 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242733 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242733 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242733 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | BMWX9N6 | Lagercrantz Group A.B.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242733 | BSFS606 | Sanil Electric Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242733 | BDCG2C2 | Aritzia Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242733 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242733 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242733 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242733 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000242733 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242733 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242733 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242733 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000242733 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242733 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242733 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242733 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000242733 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242733 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242733 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242733 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242733 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242733 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242733 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000242733 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000242733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000242733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242733 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242733 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242733 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242733 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242733 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242733 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242733 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242733 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242734 | BH4DMW9 | Silergy Corp
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242734 | BRJRZT4 | HD Hyundai Marine Solution Co
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242734 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000242734 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242734 | B07DRZ5 | Recordati SpA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000242734 | BF0QWT5 | Japan Elevator Service Holdings Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242734 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242734 | BMWX9N6 | Lagercrantz Group A.B.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242734 | BSFS606 | Sanil Electric Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000242734 | BDCG2C2 | Aritzia Inc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000242734 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242734 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242734 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242734 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000242734 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242734 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000242734 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242734 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000242734 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242734 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000242734 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242734 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000242734 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242734 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242734 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242734 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242734 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242734 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000242734 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000242734 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000242734 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000242734 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242734 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242734 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000242734 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242734 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242734 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242734 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242734 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000242734 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242734 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242734 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000242734 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000242734 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000242721 | BQXP757 | Marex Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242721 | 45073V108 | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242721 | BSBJ5M8 | Rosebank Industries plc
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242721 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242721 | 48282T104 | Kadant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242721 | 077347300 | Bel Fuse, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242721 | 55380K109 | M-Tron Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242721 | 74164F103 | Primoris Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242721 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242721 | 525558201 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242721 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242721 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000242721 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000242721 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242721 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000242721 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000242721 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242721 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242721 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242721 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000242721 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242721 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000242721 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000242721 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242721 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000242721 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000242721 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000242721 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242721 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000242721 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242721 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000242721 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242721 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000242721 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242721 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242721 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242721 | Listed Private Equity Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242721 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242721 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%